UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MAK Capital One LLC
Address:          590 Madison Ave, 9th Floor
                  New York, New York 10022


Form 13F File Number: 028-12344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Kaufman
Title:            Managing Member
Phone:            (212) 486-3211

Signature, Place, and Date of Signing:

  /s/ Michael Kaufman       New York, New York       November 16, 2009
-----------------------  -----------------------     -----------------
      [Signature]             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     46

Form 13F Information Table Value Total:     $305,869 (thousands)


List of Other Included Managers:

No.  13F File No.  Name
---  ------------  ----
01   028-05431     Sunrise Partners Limited Partnership

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


                                                        FORM 13F INFORMATION TABLE
                                                           MAK CAPITAL ONE LLC
                                                                 9/30/09

                                 Other Reporting Manager:  01 = Sunrise Partners Limited Partnership

                                                                     SHARES/
                                TITLE OF                     VALUE   PRN       SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)  AMT       PRN  CALL DISCRETN MANAGERS   SOLE      SHARED   NONE
--------------                  --------         ------    -------- --------  ---- ---- -------- --------    ----      ------   ----
ACCELRYS INC                    COM              00430U103   2,115     364,655  SH        SOLE                 364,655
ACCELRYS INC                    COM              00430U103   2,403     414,286  SH        DEFINED   01                    414,286
ACETO CORP                      COM              004446100   7,833   1,183,248  SH        SOLE               1,183,248
ACETO CORP                      COM              004446100   4,010     605,734  SH        DEFINED   01                    605,734
AGILYSYS INC                    COM              00847J105  17,438   2,646,161  SH        SOLE               2,646,161
AGILYSYS INC                    COM              00847J105  11,350   1,722,286  SH        DEFINED   01                  1,722,286
BROADRIDGE FINL SOLUTIONS IN    COM              11133T103  12,287     611,300  SH        SOLE                 611,300
BROADRIDGE FINL SOLUTIONS IN    COM              11133T103   6,592     327,979  SH        DEFINED   01                    327,979
CADENCE DESIGN SYS INC          COM              127387108   9,607   1,308,800  SH        SOLE                1,308,800
CADENCE DESIGN SYS INC          COM              127387108   5,353     729,310  SH        DEFINED   01                    729,310
CARIZZO OIL & CO INC            NOTE 4.375% 6/0  144577AA1  17,915      22,450  PRN       SOLE                   22,450
CARIZZO OIL & CO INC            NOTE 4.375% 6/0  144577AA1   8,698      10,900  PRN       DEFINED   01                     10,900
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3     295      59,000  PRN       SOLE                  59,000
CHAMPION ENTERPRISES INC        NOTE 2.750% 11/0 158496AC3     130      25,920  PRN       DEFINED   01                     25,920
DENNYS CORP                     COM              24B69P104   3,831   1,440,100  SH        SOLE                1,440,100
DENNYS CORP                     COM              24B69P104     919     345,495  SH        DEFINED   01                    345,495
EQUITABLE RES INC               COM              26884L109   6,228     146,200  SH        SOLE                  146,200
EQUITABLE RES INC               COM              26884L109   1,637      38,419  SH        DEFINED   01                     38,419
EXACT SCIENCES CORP             COM              30063P105   5,522   1,986,383  SH        SOLE               1,986,383
EXACT SCIENCES CORP             COM              30063P105   3,515   1,264,520  SH        DEFINED   01                  1,264,520
GOLDEN STAR RES LTD CDA         COM              38119T04   19,122   5,674,202  SH        SOLE               5,674,202
GOLDEN STAR RES LTD CDA         COM              38119T04    9,669   2,869,250  SH        DEFINED   01                  2,869,250
ISHARES TR INDEX                RUSSELL 2000     464287655   7,812       9,645  SH        SOLE                   9,645
ISHARES TR INDEX                RUSSELL 2000     464287655   1,908       2,355  SH        DEFINED   01                      2,355
LOEWS CORP                      COM              540424108   2,620      76,500  SH        SOLE                   76,500
LOEWS CORP                      COM              540424108     640      18,700  SH        DEFINED   01                     18,700
MOSAIC CO                       COM              61945A107   3,745      77,900  SH        SOLE                   77,900
MOSAIC CO                       COM              61945A107     822      17,100  SH        DEFINED   01                     17,100
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106   3,264   3,627,192  SH        SOLE               3,627,192
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106   1,434   1,592,865  SH        DEFINED   01                  1,592,865
OCEANEERING INTL INC            COM              675232102  10,346     182,300  SH        SOLE                  182,300
OCEANEERING INTL INC            COM              675232102   5,311      93,593  SH        DEFINED   01                     93,593
PERMA-FIX ENVIRONMENTAL SVCS    COM              714157104   3,691   1,577,305  SH        SOLE               1,577,305
PERMA-FIX ENVIRONMENTAL SVCS    COM              714157104   1,881     803,829  SH        DEFINED   01                    803,829
REPUBLIC SERVICES INC           COM              760759100  15,227     573,100  SH        SOLE                  573,100
REPUBLIC SERVICES INC           COM              760759100   7,873     296,299  SH        DEFINED   01                    296,299
SANDISK CORP                    NOTE 1% 5/1      80004CAC5  10,659      13,700 PRN        SOLE                   13,700
SANDISK CORP                    NOTE 1% 5/1      80004CAC5   5,679       7,300 PRN        DEFINED   01                      7,300
SOTHEBY'S                       COM              835898107  16,312     946,700  SH        SOLE                 946,700
SOTHEBY'S                       COM              835898107   2,808     162,954  SH        DEFINED   01                    162,954
SOTHEBY'S                       NOTE 3.125% 6/1  26884L109   7,690       8,900 PRN        SOLE                    8,900
SOTHEBY'S                       NOTE 3.125% 6/1  26884L109   3,758       4,350 PRN        DEFINED   01                      4,350
WEBMD CORP                      NOTE 1.750% 6/1  94769MAE5  11,192      10,700 PRN        SOLE                   10,700
WEBMD CORP                      NOTE 1.750% 6/1  94769MAE5   5,727       5,475 PRN        DEFINED   01                      5,475
ZYGO CORP                       COM              989855101  14,305   2,109,876  SH        SOLE               2,109,876
ZYGO CORP                       COM              989855101   4,697     692,717  SH        DEFINED   01                    692,717
